2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net loss	$ (2,537,113)	$ (3,175,543)
Net cash flows used in operating activities	(1,955,091)	(1,697,771)
Accumulated deficit	(9,716,114)	(7,179,001)
Cash equivalents	0	0
Allowance for doutful accounts	44,519	22,612
Inventory reserve	70,562	71,414
Intangible asset impairment	0	47,975
Goodwill impairment	0	458,490
Deferred tax assets or liabilities	0	0
Uncertain tax positions	$ 0	$ 0